ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Net Current	$ 8,564	$ 13,979
Accounts receivable, trade
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Net Current	8,539	13,373
Commodity taxes receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Net Current	25	246
Refundable investment tax credit receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable Net Current	$ 0	$ 360